UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
					     Washington, D.C. 20549

						     Form 13F

						FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	December 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
	This Amendment (Check only one.): 	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Calypso Capital Management, LP
Address: 	135 East 57th Street
		20th Floor
		New York, NY 10022

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Susan Liew
Title: 	Chief Compliance Officer
Phone: 	212-371-7599

Signature, Place, and Date of Signing:

Susan Liew	New York, NY	January 23, 2006



Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

						FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:	 18

Form 13F Information Table Value Total:  $157327 (thousands)

List of Other Included Managers:

						FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3    COLUMN 4   COLUMN 5		 COLUMN 6   COLUMN 7  COLUMN 8
NAME OF ISSUER			TITLE OF CLASS	CUSIP	    VALUE      SHARES/ SH/ PUT/	 INVESTMT   OTHER     VOTING AUTHORITY
							    X($1000)   PRN AMT PRN CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------	--------------	---------   --------   ------- --- ----	 ---------- --------  ----- ------  ----
CHUNGHWA TELECOM CO LTD-ADR	ADRS STOCKS	17133Q205   6881       375000  SH        DEFINED	      375000   0    0
COGNIZANT TECH SOLUT IONS CORP 	COMMON STOCK    192446102   8169       162500  SH	 DEFINED	      162500   0    0
DIAMOND CLUSTER INTL COM       	COMMON STOCK    25278P106   3652       460000  SH        DEFINED              460000   0    0
ESCHELON TELECOM INC           	COMMON STOCK    296290109   4159       295979  SH        DEFINED              295979   0    0
FIRST MRBLHD CP                	OPTIONS - PUTS  320771108   3493       106300  SH   PUT  DEFINED              106300   0    0
GLOBAL CASH ACCESS HLDGS INC C 	COMMON STOCK    378967103   4377       300000  SH        DEFINED              300000   0    0
GRUPO TELEVISA SA DE  CV USD G 	ADRS STOCKS     40049J206   5997       74500   SH        DEFINED              74500    0    0
K&F INDUSTRIES HOLDI NGS INC   	COMMON STOCK    482241106   2023       131711  SH      	 DEFINED              131711   0    0
LIBERTY GLOBAL INC COM SER A   	COMMON STOCK    530555101   11813      525000  SH        DEFINED              525000   0    0
MOBILE TELESYSTEMS SP ADR      	ADRS STOCKS     607409109   16625      475000  SH        DEFINED              475000   0    0
NET 1 UEPS TECHS INC NEW       	COMMON STOCK    64107N206   19330      670000  SH        DEFINED              670000   0    0
NEW SKIES SATELLITES HOLDINGS  	COMMON STOCK    B08FJT8     15074      692400  SH        DEFINED              692400   0    0
NTL INC COM                    	COMMON STOCK    62940M104   23828      350000  SH        DEFINED              350000   0    0
PXRE GROUP LTD COM STK         	COMMON STOCK    2499543     4773       368300  SH        DEFINED              368300   0    0
TELENORTE LESTE PARTICIP       	ADRS STOCKS     879246106   5376       300000  SH        DEFINED              300000   0    0
TELESP CELULAR PARTI CIPACOES  	ADRS STOCKS     87952L108   9828       2600000 SH        DEFINED              2600000  0    0
TIM PARTICPACOES S A  SPONS AD 	ADRS ADR PREFERR 88706P106  3673       145300  SH        DEFINED              145300   0    0
WARNER MUSIC GROUP CORP COM    	COMMON STOCK    934550104   8256       428429  SH        DEFINED              428429   0    0